Shareholder Report, Average Annual Return (Details)		12 Months Ended	18 Months Ended		60 Months Ended	67 Months Ended		103 Months Ended	105 Months Ended	119 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025 [30]	Oct. 31, 2025 [31]	Oct. 31, 2025 [32]	Oct. 31, 2025
American Funds 2070 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	13.14%	14.61%	[2]
American Funds 2070 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	18.35%	18.57%	[3]
American Funds 2070 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	17.40%	17.54%	[4]
American Funds 2070 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	20.23%	19.44%	[5]
American Funds 2070 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	20.48%	19.61%	[6]
American Funds 2070 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	20.47%	19.68%	[7]
American Funds® 2070 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	20.05%	19.33%	[8]
American Funds® 2070 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	19.16%	18.44%	[9]
American Funds® 2070 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	19.67%	18.85%	[10]
American Funds® 2070 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	19.78%	18.92%	[11]
American Funds® 2070 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	20.12%	19.30%	[12]
American Funds® 2070 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	20.36%	19.53%	[13]
American Funds® 2070 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	20.48%	19.62%	[14]
American Funds® 2070 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	20.48%	19.68%	[15]
American Funds 2065 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	13.09%			11.13%	14.61%	[16]
American Funds 2065 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	18.16%			11.64%	15.03%	[17]
American Funds 2065 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	17.30%			12.20%	15.65%	[18]
American Funds 2065 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	20.00%			12.47%	15.86%	[19]
American Funds® 2065 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	20.31%			12.76%	16.16%	[20]
American Funds® 2065 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	20.48%			12.87%	16.26%	[21]
American Funds® 2065 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	19.15%			11.73%	15.21%	[22]
American Funds® 2065 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	19.11%			11.63%	14.99%	[23]
American Funds® 2065 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	19.48%			11.96%	15.35%	[24]
American Funds® 2065 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	19.73%			12.14%	15.51%	[25]
American Funds 2065 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	20.06%			12.46%	15.86%	[26]
American Funds 2065 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	20.30%			12.70%	16.09%	[27]
American Funds 2065 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	20.40%			12.80%	16.20%	[28]
American Funds 2065 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	20.42%			12.86%	16.25%	[29]
American Funds 2060 Target Date Retirement Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	13.14%			11.15%						10.24%
American Funds 2060 Target Date Retirement Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	18.22%			11.65%						10.24%
American Funds 2060 Target Date Retirement Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	17.36%			12.18%			11.16%
American Funds 2060 Target Date Retirement Fund® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	20.03%			12.44%						10.88%
American Funds 2060 Target Date Retirement Fund® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	20.34%			12.76%						11.17%
American Funds 2060 Target Date Retirement Fund® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	20.52%			12.86%				11.67%
American Funds 2060 Target Date Retirement Fund® - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	19.18%			11.62%						10.07%
American Funds 2060 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	19.19%			11.62%						10.06%
American Funds 2060 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	19.53%			11.96%						10.40%
American Funds 2060 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	19.68%			12.12%						10.55%
American Funds 2060 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	20.04%			12.45%						10.88%
American Funds 2060 Target Date Retirement Fund® - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	20.27%			12.68%					11.11%
American Funds 2060 Target Date Retirement Fund® - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	20.44%			12.80%						11.21%
American Funds 2060 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	20.53%			12.86%						11.27%
American Funds 2055 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	13.07%			11.16%						10.26%
American Funds 2055 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	18.11%			11.65%						10.25%
American Funds 2055 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	17.27%			12.18%			11.16%
American Funds 2055 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	19.95%			12.43%						10.88%
American Funds 2055 Target Date Retirement Fund® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	20.27%			12.75%						11.18%
American Funds 2055 Target Date Retirement Fund® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	20.39%			12.85%				11.68%
American Funds 2055 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	19.07%			11.62%						10.05%
American Funds 2055 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	19.06%			11.61%						10.07%
American Funds 2055 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	19.41%			11.94%						10.40%
American Funds 2055 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	19.60%			12.11%						10.56%
American Funds 2055 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	19.95%			12.44%						10.89%
American Funds 2055 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	20.19%			12.68%					11.12%
American Funds 2055 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	20.33%			12.79%						11.23%
American Funds 2055 Target Date Retirement Fund Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	20.35%			12.84%						11.28%
American Funds 2050 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	12.66%			11.11%						10.24%
American Funds 2050 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	17.64%			11.59%						10.23%
American Funds 2050 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	16.80%			12.12%			11.14%
American Funds 2050 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	19.50%			12.38%						10.87%
American Funds 2050 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	19.81%			12.70%						11.16%
American Funds 2050 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	19.93%			12.79%				11.66%
American Funds 2050 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	18.61%			11.57%						10.03%
American Funds 2050 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	18.59%			11.57%						10.05%
American Funds 2050 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	18.94%			11.90%						10.38%
American Funds 2050 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	19.16%			12.07%						10.54%
American Funds 2050 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	19.47%			12.40%						10.87%
American Funds 2050 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	19.77%			12.63%					11.10%
American Funds 2050 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	19.85%			12.74%						11.21%
American Funds 2050 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	19.93%			12.80%						11.27%
American Funds 2045 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	12.42%			11.07%						10.17%
American Funds 2045 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	17.39%			11.55%						10.15%
American Funds 2045 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	16.60%			12.08%			11.06%
American Funds 2045 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	19.26%			12.34%						10.79%
American Funds 2045 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	19.58%			12.65%						11.08%
American Funds 2045 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	19.69%			12.75%				11.58%
American Funds 2045 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	18.37%			11.52%						9.95%
American Funds 2045 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	18.40%			11.52%						9.97%
American Funds 2045 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	18.72%			11.86%						10.31%
American Funds 2045 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	18.91%			12.02%						10.46%
American Funds 2045 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	19.25%			12.36%						10.80%
American Funds 2045 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	19.52%			12.59%					11.02%
American Funds 2045 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	19.62%			12.69%						11.13%
American Funds 2045 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	19.73%			12.76%						11.18%
American Funds 2040 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	11.63%			10.70%						9.91%
American Funds 2040 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	16.58%			11.20%						9.90%
American Funds 2040 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	15.79%			11.73%			10.80%
American Funds 2040 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	18.38%			11.98%						10.53%
American Funds 2040 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	18.70%			12.29%						10.83%
American Funds 2040 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	18.83%			12.40%				11.32%
American Funds 2040 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	17.54%			11.17%						9.71%
American Funds 2040 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	17.52%			11.16%						9.72%
American Funds 2040 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	17.87%			11.50%						10.05%
American Funds 2040 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	18.06%			11.67%						10.21%
American Funds 2040 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	18.40%			12.01%						10.55%
American Funds 2040 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	18.65%			12.23%					10.77%
American Funds 2040 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	18.75%			12.34%						10.88%
American Funds 2040 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	18.85%			12.40%						10.93%
American Funds 2035 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	9.15%			9.28%						9.06%
American Funds 2035 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	13.93%			9.77%						9.05%
American Funds 2035 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	13.23%			10.30%			9.84%
American Funds 2035 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	15.76%			10.55%						9.67%
American Funds 2035 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	16.08%			10.86%						9.97%
American Funds 2035 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	16.18%			10.96%				10.36%
American Funds 2035 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	14.92%			9.75%						8.86%
American Funds 2035 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	14.90%			9.74%						8.87%
American Funds 2035 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	15.28%			10.07%						9.20%
American Funds 2035 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	15.46%			10.24%						9.36%
American Funds 2035 Target Date Retirement Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	15.77%			10.57%						9.69%
American Funds 2035 Target Date Retirement Fund® - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	16.06%			10.80%					9.92%
American Funds 2035 Target Date Retirement Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	16.14%			10.90%						10.02%
American Funds 2035 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	16.22%			10.96%						10.08%
American Funds 2030 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	7.58%			7.76%						7.84%
American Funds 2030 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	12.42%			8.24%						7.84%
American Funds 2030 Target Date Retirement Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	11.60%			8.76%			8.53%
American Funds 2030 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	14.24%			9.02%						8.47%
American Funds 2030 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	14.51%			9.31%						8.75%
American Funds 2030 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	14.56%			9.40%				9.05%
American Funds 2030 Target Date Retirement Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	13.36%			8.22%						7.65%
American Funds 2030 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	13.36%			8.21%						7.67%
American Funds 2030 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	13.65%			8.53%						7.99%
American Funds 2030 Target Date Retirement Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	13.85%			8.70%						8.15%
American Funds 2030 Target Date Retirement Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	14.24%			9.03%						8.47%
American Funds 2030 Target Date Retirement Fund - Class R5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	14.42%			9.24%					8.70%
American Funds 2030 Target Date Retirement Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	14.54%			9.35%						8.80%
American Funds 2030 Target Date Retirement Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	14.62%			9.40%						8.85%
American Funds 2025 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	6.08%			6.49%						6.80%
American Funds 2025 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	10.69%			6.96%						6.80%
American Funds 2025 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	9.98%			7.50%			7.46%
American Funds 2025 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	12.52%			7.73%						7.42%
American Funds 2025 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	12.77%			8.02%						7.70%
American Funds 2025 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	12.89%			8.11%				7.96%
American Funds 2025 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	11.67%			6.95%						6.62%
American Funds 2025 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	11.63%			6.94%						6.62%
American Funds 2025 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	11.96%			7.25%						6.95%
American Funds 2025 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	12.15%			7.42%						7.10%
American Funds 2025 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	12.53%			7.74%						7.43%
American Funds 2025 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	12.73%			7.97%					7.68%
American Funds 2025 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	12.79%			8.06%						7.75%
American Funds 2025 Target Date Retirement Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	12.90%			8.12%						7.80%
American Funds 2020 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	5.63%			6.05%						6.10%
American Funds 2020 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	10.16%			6.51%						6.09%
American Funds 2020 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	9.55%			7.03%			6.74%
American Funds 2020 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	11.98%			7.27%						6.70%
American Funds 2020 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	12.29%			7.57%						6.99%
American Funds 2020 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	12.41%			7.66%				7.22%
American Funds 2020 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	11.30%			6.52%						5.92%
American Funds® 2020 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	11.15%			6.48%						5.92%
American Funds 2020 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	11.48%			6.80%						6.24%
American Funds 2020 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	11.64%			6.97%						6.39%
American Funds 2020 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	11.96%			7.28%						6.71%
American Funds 2020 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	12.24%			7.51%					6.98%
American Funds 2020 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	12.32%			7.61%						7.04%
American Funds 2020 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	12.36%			7.67%						7.08%
American Funds 2015 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	4.77%			5.69%						5.66%
American Funds 2015 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	9.41%			6.16%						5.64%
American Funds 2015 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	8.70%			6.66%			6.24%
American Funds 2015 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	11.15%			6.92%						6.26%
American Funds 2015 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	11.49%			7.20%						6.55%
American Funds 2015 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	11.55%			7.31%				6.72%
American Funds 2015 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	10.40%			6.14%						5.47%
American Funds 2015 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	10.36%			6.14%						5.49%
American Funds 2015 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	10.67%			6.45%						5.80%
American Funds 2015 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	10.83%			6.62%						5.96%
American Funds 2015 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	11.23%			6.93%						6.28%
American Funds 2015 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	11.36%			7.15%					6.55%
American Funds 2015 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	11.49%			7.25%						6.59%
American Funds 2015 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	11.53%			7.30%						6.64%
American Funds 2010 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1]	4.40%			5.29%						5.32%
American Funds 2010 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[1]	9.05%			5.76%						5.32%
American Funds 2010 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[1]	8.34%			6.27%			5.87%
American Funds 2010 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[1]	10.76%			6.51%						5.92%
American Funds 2010 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[1]	11.10%			6.81%						6.21%
American Funds 2010 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[1]	11.17%			6.89%				6.35%
American Funds 2010 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[1]	9.95%			5.73%						5.13%
American Funds 2010 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[1]	9.91%			5.72%						5.15%
American Funds 2010 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[1]	10.24%			6.04%						5.45%
American Funds 2010 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[1]	10.41%			6.20%						5.60%
American Funds 2010 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[1]	10.83%			6.53%						5.93%
American Funds 2010 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[1]	10.96%			6.73%					6.22%
American Funds 2010 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[1]	11.11%			6.84%						6.25%
American Funds 2010 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[1]	11.13%			6.89%						6.30%
Without Sales Load [Member] | American Funds 2070 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	20.03%	19.24%	[2]
Without Sales Load [Member] | American Funds 2070 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	19.35%	18.57%	[3]
Without Sales Load [Member] | American Funds 2070 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2070 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	20.43%	19.58%	[4]
Without Sales Load [Member] | American Funds 2065 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	20.01%			12.45%	15.83%	[16]
Without Sales Load [Member] | American Funds 2065 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	19.16%			11.64%	15.03%	[17]
Without Sales Load [Member] | American Funds 2065 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2065 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	20.33%			12.78%	16.18%	[18]
Without Sales Load [Member] | American Funds 2060 Target Date Retirement Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	20.07%			12.47%						10.90%
Without Sales Load [Member] | American Funds 2060 Target Date Retirement Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	19.22%			11.65%						10.24%
Without Sales Load [Member] | American Funds 2060 Target Date Retirement Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2060 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	20.38%			12.75%			11.49%
Without Sales Load [Member] | American Funds 2055 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	19.97%			12.48%						10.92%
Without Sales Load [Member] | American Funds 2055 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	19.11%			11.65%						10.25%
Without Sales Load [Member] | American Funds 2055 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2055 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	20.29%			12.75%			11.49%
Without Sales Load [Member] | American Funds 2050 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	19.56%			12.43%						10.90%
Without Sales Load [Member] | American Funds 2050 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	18.64%			11.59%						10.23%
Without Sales Load [Member] | American Funds 2050 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2050 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	19.81%			12.70%			11.47%
Without Sales Load [Member] | American Funds 2045 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	19.30%			12.38%						10.82%
Without Sales Load [Member] | American Funds 2045 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	18.39%			11.55%						10.15%
Without Sales Load [Member] | American Funds 2045 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2045 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	19.57%			12.65%			11.39%
Without Sales Load [Member] | American Funds 2040 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	18.45%			12.02%						10.57%
Without Sales Load [Member] | American Funds 2040 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	17.58%			11.20%						9.90%
Without Sales Load [Member] | American Funds 2040 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2040 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	18.77%			12.31%			11.12%
Without Sales Load [Member] | American Funds 2035 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	15.82%			10.58%						9.70%
Without Sales Load [Member] | American Funds 2035 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	14.93%			9.77%						9.05%
Without Sales Load [Member] | American Funds 2035 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2035 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	16.10%			10.87%			10.16%
Without Sales Load [Member] | American Funds 2030 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	14.18%			9.04%						8.48%
Without Sales Load [Member] | American Funds 2030 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	13.42%			8.24%						7.84%
Without Sales Load [Member] | American Funds 2030 Target Date Retirement Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2030 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	14.48%			9.31%			8.86%
Without Sales Load [Member] | American Funds 2025 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	12.56%			7.76%						7.44%
Without Sales Load [Member] | American Funds 2025 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	11.69%			6.96%						6.80%
Without Sales Load [Member] | American Funds 2025 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2025 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	12.81%			8.04%			7.78%
Without Sales Load [Member] | American Funds 2020 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	12.07%			7.32%						6.73%
Without Sales Load [Member] | American Funds 2020 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	11.16%			6.51%						6.09%
Without Sales Load [Member] | American Funds 2020 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2020 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	12.34%			7.58%			7.05%
Without Sales Load [Member] | American Funds 2015 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	11.19%			6.94%						6.29%
Without Sales Load [Member] | American Funds 2015 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	10.41%			6.16%						5.64%
Without Sales Load [Member] | American Funds 2015 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2015 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	11.48%			7.21%			6.55%
Without Sales Load [Member] | American Funds 2010 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1]	10.81%			6.54%						5.94%
Without Sales Load [Member] | American Funds 2010 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[1]	10.05%			5.76%						5.32%
Without Sales Load [Member] | American Funds 2010 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds 2010 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[1]	11.08%			6.80%			6.19%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[33]	21.45%	22.85%	[2],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15]	17.64%	21.17%	[16],[17],[18],[19],[20],[21],[22],[23],[24],[25],[26],[27],[28],[29]	15.16%	15.21%	14.64%	14.64%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent	[33]	19.53%	18.83%	[2],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15]	13.56%	16.62%	[16],[17],[18],[19],[20],[21],[22],[23],[24],[25],[26],[27],[28],[29]
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[33]	6.16%	6.84%	[2],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15]	(0.24%)	0.41%	[16],[17],[18],[19],[20],[21],[22],[23],[24],[25],[26],[27],[28],[29]	1.86%	1.93%	1.96%	1.90%
S And P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent	[33]	19.13%			13.37%			10.83%	10.90%	10.61%	10.59%
S And P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent	[33]	19.18%			13.37%			10.77%	10.84%	10.55%	10.52%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent	[33]	18.74%			13.20%			10.67%	10.73%	10.43%	10.41%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent	[33]	18.47%			12.82%			10.42%	10.48%	10.19%	10.16%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent	[33]	17.35%			12.02%			9.94%	10.00%	9.74%	9.71%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent	[33]	15.89%			10.78%			9.17%	9.23%	9.02%	8.99%
S And P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent	[33]	14.26%			9.29%			8.22%	8.29%	8.14%	8.11%
S And P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent	[33]	13.13%			7.97%			7.35%	7.42%	7.32%	7.29%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent	[33]	12.01%			6.90%			6.59%	6.66%	6.59%	6.56%
S And P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2015 Index
Average Annual Return, Percent	[33]	11.37%			6.34%			6.18%	6.24%	6.15%	6.11%
S And P Target Date 2010 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2010 Index
Average Annual Return, Percent	[33]	11.07%			5.80%			5.78%	5.82%	5.70%	5.66%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class A shares were first offered on May 3, 2024.
[3]	Class C shares were first offered on May 3, 2024.
[4]	Class T shares were first offered on May 3, 2024.
[5]	Class F-1 shares were first offered on May 3, 2024.
[6]	Class F-2 shares were first offered on May 3, 2024.
[7]	Class F-3 shares were first offered on May 3, 2024.
[8]	Class R-1 shares were first offered on May 3, 2024.
[9]	Class R-2 shares were first offered on May 3, 2024.
[10]	Class R-2E shares were first offered on May 3, 2024.
[11]	Class R-3 shares were first offered on May 3, 2024.
[12]	Class R-4 shares were first offered on May 3, 2024.
[13]	Class R-5E shares were first offered on May 3, 2024.
[14]	Class R-5 shares were first offered on May 3, 2024.
[15]	Class R-6 shares were first offered on May 3, 2024.
[16]	Class A shares were first offered on March 27, 2020.
[17]	Class C shares were first offered on March 27, 2020.
[18]	Class T shares were first offered on March 27, 2020.
[19]	Class F-1 shares were first offered on March 27, 2020.
[20]	Class F-2 shares were first offered on March 27, 2020.
[21]	Class F-3 shares were first offered on March 27, 2020.
[22]	Class R-1 shares were first offered on March 27, 2020.
[23]	Class R-2 shares were first offered on March 27, 2020.
[24]	Class R-2E shares were first offered on March 27, 2020.
[25]	Class R-3 shares were first offered on March 27, 2020.
[26]	Class R-4 shares were first offered on March 27, 2020.
[27]	Class R-5E shares were first offered on March 27, 2020.
[28]	Class R-5 shares were first offered on March 27, 2020.
[29]	Class R-6 shares were first offered on March 27, 2020.
[30]	Class T shares were first offered on April 7, 2017.
[31]	Class F-3 shares were first offered on January 27, 2017.
[32]	Class R-5E shares were first offered on November 20, 2015.
[33]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.